TRADE ACCOUNTS RECEIVABLE - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
TRADE ACCOUNTS RECEIVABLE
Trade account receivable - net	R$ 3,201,656	R$ 2,798,420
Gross | Trade accounts receivable - in Brazil
TRADE ACCOUNTS RECEIVABLE
Trade account receivable - net	1,056,625	1,265,431
Gross | Trade accounts receivable - exports from Brazil
TRADE ACCOUNTS RECEIVABLE
Trade account receivable - net	373,593	139,162
Gross | Trade accounts receivable - outside of Brazil
TRADE ACCOUNTS RECEIVABLE
Trade account receivable - net	1,929,595	1,525,466
Impairment loss on trade receivables
TRADE ACCOUNTS RECEIVABLE
Trade account receivable - net	R$ (158,157)	R$ (131,639)